UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one.): [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BRC Investment Management LLC
Address:  8400 East Prentice Avenue, Suite 1401
          Greenwood Village, CO 80111

13F File Number: 028-11434

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  Mark F. Jaeger
Title: Managing Member
Phone: 303-414-1100

Signature,                Place,                         and Date of Signing

Mark F. Jaeger            Greenwood Village, CO          October 20, 2008

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              57

Form13F Information Table Value Total:          $314,184
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE




FORM 13F INFORMATION TABLE

                              Title of             Value    Shares/   SH/ Put/ Investment   Other      Voting Authority
Name of Issuer                  Class    Cusip   (x$1000) Prn Amount  PRN Call Discretion Managers     Sole    Shared None
ABBOT LABS                       COM   002824100      3438      59704 SH          Sole                     3438
ACE LIMITED                      COM   H0023R105      9861     182178 SH          Sole                     9861
ADOBE SYSTEMS INC                COM   00724F101      5835     147844 SH          Sole                     5835
AMERICAN ELECTRIC POWER COMPAN   COM   025537101      6535     176469 SH          Sole                     6535
AMGEN INCORPORATED               COM   031162100      3189      53800 SH          Sole                     3189
APOLLO GROUP                     COM   037604105      6354     107144 SH          Sole                     6354
BAKER HUGHES                     COM   057224107      7508     124010 SH          Sole                     7508
BAXTER INTL                      COM   071813109      3448      52539 SH          Sole                     3448
BECTON DICKINSON                 COM   075887109       723       9012 SH          Sole                      723
BIG LOTS INC                     COM   089302103      5887     211528 SH          Sole                     5887
CATERPILLAR INC                  COM   149123101      2606      43726 SH          Sole                     2606
CENTURYTEL INC                   COM   156700106       579      15787 SH          Sole                      579
CHUBB                            COM   171232101      3306      60220 SH          Sole                     3306
COLGATE PALMOLIVE                COM   194162103      3479      46170 SH          Sole                     3479
COMPUTER ASSOC INTL, INC         COM   12673P105       624      31263 SH          Sole                      624
CSX CORP                         COM   126408103      6349     116344 SH          Sole                     6349
DISNEY                           COM   254687106      3373     109894 SH          Sole                     3373
DUKE ENERGY CORP NEW             COM   26441C105      3171     181912 SH          Sole                     3171
E. I. DU PONT DE NEMOURS & CO.   COM   263534109      8953     222151 SH          Sole                     8953
EMBARQ CORP                      COM   29078E105      5383     132751 SH          Sole                     5383
FAMILY DLR STORES INC            COM   307000109      6727     283820 SH          Sole                     6727
FLUOR CORP                       COM   343412102      4166      74796 SH          Sole                     4166
GAMESTOP CORP CL A               COM   36467W109       455      13304 SH          Sole                      455
GENERAL DYNAMICS CORP            COM   369550108      1521      20660 SH          Sole                     1521
GENERAL MILLS, INC.              COM   370334104     10532     153261 SH          Sole                    10532
H.J. HEINZ CO.                   COM   423074103      6724     134552 SH          Sole                     6724
HEWLETT-PACKARD COMPANY          COM   428236103     10437     225722 SH          Sole                    10437
HUDSON CITY BANCORP INC.         COM   443683107      7191     389750 SH          Sole                     7191
INTEL CORP                       COM   458140100      8754     467396 SH          Sole                     8754
INTL BUSINESS MACHINES CORP.     COM   459200101      9817      83931 SH          Sole                     9817
JOHNSON&JOHNSON                  COM   478160104      9940     143472 SH          Sole                     9940
LOCKHEED MARTIN                  COM   539830109     10770      98207 SH          Sole                    10770
MCDONALDS                        COM   580135101     10589     171626 SH          Sole                    10589
NATIONAL OILWELL, INC.           COM   637071101      7604     151381 SH          Sole                     7604
NIKE                             COM   654106103      9067     135535 SH          Sole                     9067
NORTHERN TRUST CORP              COM   665859104      6378      88338 SH          Sole                     6378
NUCOR CORP                       COM   670346105      4249     107572 SH          Sole                     4249
PHILIP MORRIS INTERNATIONAL      COM   718172109      8510     176914 SH          Sole                     8510
PNC FINANCIAL SERVICES GROUP     COM   693475105      9845     131800 SH          Sole                     9845
PROCTER & GAMBLE COMPANY         COM   742718109       670       9611 SH          Sole                      670
PROGRESSIVE CORP                 COM   743315103      3023     173707 SH          Sole                     3023
SCHLUMBERGER                     COM   806857108      2888      36980 SH          Sole                     2888
SCHWAB CHARLES                   COM   808513105      3908     150320 SH          Sole                     3908
SNAP ON INC                      COM   833034101      6748     128145 SH          Sole                     6748
ST JUDE MEDICAL, INC.            COM   790849103      5708     131239 SH          Sole                     5708
STATE STR CORP                   COM   857477103      2855      50195 SH          Sole                     2855
SYMANTEC                         COM   871503108      9469     483614 SH          Sole                     9469
TD AMERITRADE HOLDING CORP       COM   87236Y108      5714     342775 SH          Sole                     5714
THERMO ELECTRON CORP             COM   883556102      6956     126474 SH          Sole                     6956
TRANSOCEAN OFFSHORE INC          COM   G90073100      2947      26830 SH          Sole                     2947
UNION PACIFIC                    COM   907818108      3243      45580 SH          Sole                     3243
UNITED TECHNOLOGIES CORP         COM   913017109      1446      24080 SH          Sole                     1446
UNUM GROUP                       COM   91529Y106      6951     276920 SH          Sole                     6951
VERIZON COMMUNICATIONS           COM   92343V104      3053      95139 SH          Sole                     3053
WAL-MART STORES INC              COM   931142103      4569      76290 SH          Sole                     4569
WESTERN UN CO                    COM   959802109      9537     386595 SH          Sole                     9537
WYETH                            COM   983024100       622      16840 SH          Sole                      622